Form N-1A Cover	Aug. 27, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 27, 2025
Prospectus Date	May 01, 2025